Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At December 31, and September 30, 2018, cash in bank did not exceeded the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through December 31, 2019.

Economic Concentrations

With respect to customer concentration, one customer accounted for approximately 87% of sales for the three months ended December 31, 2019, (it should be noted this customer represents multiple locations formerly invoiced separately). Two customers accounted for approximately 55% and 13%, of total sales for the three months ended December 31, 2018.

With respect to accounts receivable concentration, one customer accounted for 83% of accounts receivable at December 31, 2019. Five customers accounted for 29%, 26%, 15%, 13% and 11% of total accounts receivable at December 31, 2018.

With respect to supplier concentration, one vendor accounted for 49% of total purchases, for the three months ended December 31, 2019. Three suppliers accounted for approximately 25.3%, 21.1% and 15.9% of total purchases for the three months ended December 31, 2018.

With respect to accounts payable concentration, two suppliers accounted for, 14%, and 12% of total accounts payable at December 31, 2019. Two suppliers accounted for approximately 21% and 16% of total accounts payable at December 31, 2018.

With respect to foreign sales, it totaled approximately $1,632 for the three months ended December 31, 2019. Foreign sales totaled approximately $4,863 for the three months ended December 31, 2018

NOTE 17 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At September 30, 2019, cash in bank did not exceed the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through September 30, 2019.

Economic Concentrations

With respect to customer concentration, two customers accounted for approximately 52%, and 14%, of total sales for the year ended September 30, 2019. Three customers accounted for approximately 52%, 17%, and 10%, of total sales for the period ended September 30, 2018.

With respect to accounts receivable concentration, two customers accounted for approximately 57%, and 20%, of total accounts receivable at September 30, 2019. Three customers accounted for approximately 50%, 20% and 20% of total accounts receivable at September 30, 2018.

With respect to supplier concentration, two suppliers accounted for approximately 18% each of total purchases for the year ended September 30, 2019. Two suppliers accounted for approximately 34% and 10% of total purchases for the year ended September 30, 2018.

With respect to accounts payable concentration, three suppliers accounted for approximately 14%, 12%, and 12% of total accounts payable at September 30, 2019. Three suppliers accounted for approximately 18%, 13%, and 11% of total accounts payable at September 30, 2018.

With respect to foreign sales, it totaled approximately $57,483 for the year ended September 30, 2019.